Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Hoya Capital High Dividend Yield ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital High Dividend Yield ETF
Class Name	Hoya Capital High Dividend Yield ETF
Trading Symbol	RIET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/riet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Commercial real estate markets continued to experience direct impacts from the sharp rise in benchmark interest rates as the Federal Reserve hiked benchmark lending rates to the highest level in two decades. Real estate property-level fundamentals and rental rate trends remained relatively steady across most major property sectors during the period, but higher financing costs and tight credit conditions resulted in downward pressure on valuations of commercial real estate assets across most major property sectors, and also resulted in a substantial slowdown in transactions activity, and a moderation in new development activity.
Among the classification tiers, the Large-Cap category was the leading upside contributor to the fund’s performance as the comparative advantage of publicly-traded REITs relative to smaller private real estate companies became a factor given the tighter credit conditions and elevated interest rates. The leading detractor was the Small-Cap REITs category, which was more negatively affected by continued rise in long-term interest rates and a moderation in economic growth, as smaller market capitalization REITs tend to operate with a higher-degree of financial and operational leverage compared to their larger peers.
The Fund seeks to maintain consistent monthly distributions, and a portion of this distribution generally constitutes a return of capital, which is primarily a function of the nature of the holdings – a significant percentage is invested in REITs which typically pay dividends that include a return of capital allocation – and the timing of the distribution to Fund shareholders (monthly) in relation to the timing of the dividends received by the Fund (generally quarterly). RIET ended the period with an SEC Yield of 8.74% and has paid a distribution in each month since inception.

Top Contributors
↑	Medical Properties Trust
↑	Healthpeak Properties
↑	Uniti Group
↑	Ellington Financial
↑	One Liberty Properties

Top Detractors
↓	Sachem Capital
↓	Services Properties Trust
↓	Claros Mortgage Trust
↓	Ares Commercial Real Estate
↓	Park Hotels & Resorts

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/21/2021)
Hoya Capital High Dividend Yield ETF NAV	14.82	-1.21
S&P 500 TR	18.41	11.21
Dow Jones U.S. Real Estate Total Return Index	14.52	0.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/riet for more recent performance information. Visit https://www.hoyaetfs.com/riet for more recent performance information.
Net Assets	$ 85,101,846
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 375,528
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$85,101,846
Number of Holdings	101
Net Advisory Fee	$375,528
Portfolio Turnover	36%
30-Day SEC Yield	8.74%
30-Day SEC Yield Unsubsidized	8.74%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Annaly Capital Management, Inc.	2.3%
Rithm Capital Corporation	2.3%
AGNC Investment Corporation	2.3%
Global Net Lease, Inc.	2.3%
Two Harbors Investment Corporation	2.1%
New York Mortgage Trust, Inc.	2.1%
PennyMac Mortgage Investment Trust	2.0%
WP Carey, Inc.	1.7%
Medical Properties Trust, Inc.	1.7%
City Office REIT, Inc.	1.6%

Updated Prospectus Web Address	https://www.hoyaetfs.com/riet
Hoya Capital Housing ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital Housing ETF
Class Name	Hoya Capital Housing ETF
Trading Symbol	HOMZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/homz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Residential real estate markets continued to experience meaningful impacts from the rise in benchmark interest rates during the fiscal period as the Federal Reserve hiked benchmark lending rates to the highest level in two decades, which strained affordability and slowed housing market activity. Despite the slowdown in activity – particularly in the sales of existing homes - residential real estate markets remained remarkably resilient as a whole, reflecting the combination of historically-low housing supply and steady job growth, which helped to offset the negative valuation effects of higher mortgage rates.
Of the four Housing Industry Business Segments, the leading contributor during the period was Home Ownership and Rental Operations, driven by strong performance from multifamily and senior housing REITs. Commercial real estate fundamentals stabilized during the period as monetary policy gradually became less restrictive. The leading detractor was Home Building and Construction, reflecting a relatively sluggish pace of new home construction which impacted both single-family homebuilders and building products and materials suppliers. HOMZ’s diversified investment strategy, encompassing 100 companies across the U.S. housing industry—including rental operators, homebuilders, and home improvement firms—helped mitigate sector-specific risks.
The Fund seeks to maintain consistent monthly distributions, and a portion of this distribution generally constitutes a return of capital, which is primarily a function of the nature of the holdings – a significant percentage is invested in REITs which typically pay dividends that include a return of capital allocation – and the timing of the distribution to Fund shareholders (monthly) in relation to the timing of the dividends received by the Fund (generally quarterly). HOMZ ended the period with an SEC Yield of 2.54% and increased its distribution by 20% in January 2025.

Top Contributors
↑	Welltower
↑	Ventas
↑	Compass
↑	Independence Realty Trust
↑	NexPoint Residential

Top Detractors
↓	Leggett & Platt
↓	Anywhere Real Estate
↓	American Woodmark
↓	Trex Companies
↓	Wayfair

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/19/2019)
Hoya Capital Housing ETF NAV	11.51	14.17	13.40
S&P 500 TR	18.41	16.85	15.16
S&P MidCap 400 Total Return Index	8.69	13.01	10.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hoyaetfs.com/homz for more recent performance information. Visit https://www.hoyaetfs.com/homz for more recent performance information.
Net Assets	$ 39,368,880
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 129,978
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$39,368,880
Number of Holdings	102
Net Advisory Fee	$129,978
Portfolio Turnover	20%
30-Day SEC Yield	2.54%
30-Day SEC Yield Unsubsidized	2.54%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Home Depot, Inc.	3.1%
Lowe’s Companies, Inc.	3.0%
Welltower, Inc.	1.8%
Ventas, Inc.	1.8%
Elme Communities	1.7%
Sun Communities, Inc.	1.7%
Mid-America Apartment Communities, Inc.	1.7%
Essex Property Trust, Inc.	1.7%
Camden Property Trust	1.6%
Invitation Homes, Inc.	1.6%

Updated Prospectus Web Address	https://www.hoyaetfs.com/homz